Note 19 - Stock-based Compensation (Detail) - Stock Option Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2011	Jan. 02, 2010
Outstanding at	2,010,000	1,760,000	1,740,000	1,740,000	1,745,000
Options exercisable at the end of the period	1,668,750	1,606,250	1,095,414
Granted	250,000	30,000	25,000
Forfeited		(10,000)	(30,000)